As filed with the Securities and Exchange Commission on November 16, 2012

1933 Act File No. 333-182613

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. [   ] ☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Touchstone Funds Group Trust

(Exact Name Of Registrant As Specified In Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100
Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 900
Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.
Pepper Hamilton LLP
Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103
215-981-4009

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no. 1 is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-182613), filed with the Commission on July 10, 2012 (the “Registration Statement”).  Parts A and B are incorporated herein by reference to the definitive prospectus/information statement and statement of additional information (“SAI”) filed on August 21, 2012 pursuant to Rule 497 under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a)

Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission (“SEC”) on November 24, 1998.

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c)

Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post- Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d)

Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e)

Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f)

Certificate and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2) BY-LAWS OF THE REGISTRANT

(a)

Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not Applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit 4(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182613) filed with the SEC on July 10, 2012.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(a) of the Registrant’s Registration Statement on Form N-14 (File No. 333-182613), filed with the SEC on July 10, 2012.

(b)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management with respect to the Touchstone Sands Capital Growth Fund dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(c)	Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital

Management with respect to the Touchstone Sands Capital Growth Fund is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. with respect to the Touchstone Premium Yield Equity Fund dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 15, 2008.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Short Duration Fixed Income Fund dated February 19, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Milne LLC (d/b/a JK Milne Asset Management) with respect to the Touchstone Intermediate Fixed Income Fund dated April 22, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 13, 2009.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. with respect to the Touchstone Emerging Markets Equity Fund dated May 17, 2012 is herein incorporated by reference to Exhibit (6)(h) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(i)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Farr, Miller & Washington LLC with respect to the Touchstone Capital Appreciation Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Investments, Ltd. with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Cornerstone Real Estate Advisers LLC with respect to the Touchstone Global Real Estate Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Large Cap Relative Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(m)	Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia with respect to the Touchstone Small Cap Core Fund dated October 1, 2009 is herein incorporated by reference to

Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(n)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(o)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(p)

Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(q)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(r)

Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated March 29, 2010 is herein incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(s)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited with respect to the Touchstone International Fixed Income Fund dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(t)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Equity Fund dated December 31, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on December 28, 2009.

(u)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Deprince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated December 6, 2010 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(v)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. with respect to the Touchstone Emerging Markets Equity Fund II dated May 17, 2012 is herein incorporated by reference to Exhibit (6)(v) of Post-Effective Amendment No.2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(w)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Total Return Bond Fund dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(x)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Merger Arbitrage Fund dated August 9, 2011 is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Distribution and Shareholder Services Plan for Class A Shares is herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(b)

Distribution and Shareholder Services Plan for Class C Shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)

Shareholder Services Plan for Class Z Shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(d)

Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (10)(d) to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182613) filed with the SEC on July 10, 2012.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Opinion of Pepper Hamilton LLP with respect to the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(b)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated November 5, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)

Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(d)

Transfer Agency Agreement and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(e)

Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(f)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(g)

Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(g) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(h)

Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(i)(1)

Expense Limitation Agreement is herein incorporated by reference to Exhibit (13)(i) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(i)(2)

Schedule A dated August 16, 2012 to the Expense Limitation Agreement dated January 27, 2012 is herein incorporated by reference to Exhibit (13)(i)(2) of Post-Effective Amendment No.2 to the Registrant’s

Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(j)

Expense Limitation Agreement with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(k)

Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit (13)(k) of Post-Effective Amendment No.2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(l)

Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is herein incorporated by reference to Exhibit (13)(l) of Post-Effective Amendment No.2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(m)

Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011 is herein incorporated by reference to Exhibit (13)(m) of Post-Effective Amendment No.2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on October 12, 2012.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)

Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit 14(a) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-182613) filed with the SEC on August 8, 2012.

(15) OMITTED FINANCIAL STATEMENT

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(17) ADDITIONAL EXHIBITS

(a)

Definitive Prospectus, dated January 27, 2012, as amended March 9, 2012 and April 16, 2012, for the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC on April 16, 2012 (File No. 033-70958) pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(b)

Statement of Additional Information (“SAI”), dated January 27, 2012, for the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC on January 30, 2012 with Post-Effective Amendment No. 65 (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(c)

Supplement to SAI for the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC on April 10, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(d)

Supplement to SAI for the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC on April 16, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(e)

Supplement to the Prospectus and SAI for the Touchstone Emerging Markets Equity Fund filed with the SEC on May 18, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(f)

Supplement to Prospectus and SAI for the Touchstone Emerging Markets Fund filed with the SEC on June 5, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(g)

Supplement to the Prospectus and SAI for the Touchstone Emerging Markets Fund II filed with the SEC on June 29, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(h)

Audited financial statements with respect to the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on December 9, 2011 and incorporated herein by reference.

(i)

Unaudited financial statements with respect to the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSRS on June 1, 2012 and incorporated herein by reference.

(j)

Supplement to the Prospectus and SAI for the Touchstone Emerging Markets Equity Fund II filed with the SEC on July 6, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the  16th  day of November 2012.

Touchstone Funds Group Trust
By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	November 16, 2012
Phillip R. Cox

*	Trustee	November 16, 2012
Donald C. Siekmann

*	Trustee	November 16, 2012
H. Jerome Lerner

*	Trustee	November 16, 2012
John P. Zanotti

*	Trustee	November 16, 2012
Susan J. Hickenlooper

/s/ Jill T. McGruder	Trustee and President	November 16, 2012
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	November 16, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(12)(a)	Opinion of Pepper Hamilton LLP with respect to the Touchstone Emerging Markets Equity Fund and Touchstone Emerging Markets Equity Fund II, as to certain tax consequences.